Vessels, net and assets held for sale - Vessels, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment
Balance as at beginning of period	$ 657,668
Ιmprovements	277
Depreciation for the period	(32,113)
Impairment of vessels	(28,805)	$ (3,282)	$ 0
Disposals	(10,927)
Balance as at end of period	586,100	657,668
Vessel Cost
Property Plant And Equipment
Balance as at beginning of period	818,180	855,497
Ιmprovements	277	824
Impairment of vessels	(78,607)	(9,279)
Disposals	(10,927)
Classification as asset held for sale		(28,862)
Balance as at end of period	728,923	818,180	855,497
Accumulated depreciation
Property Plant And Equipment
Balance as at beginning of period	(160,512)	(131,591)
Depreciation for the period	(32,113)	(34,918)
Impairment of vessels	49,802	5,997
Balance as at end of period	(142,823)	(160,512)	(131,591)
Net book value
Property Plant And Equipment
Balance as at beginning of period	657,668	723,906
Ιmprovements	277	824
Depreciation for the period	(32,113)	(34,918)
Impairment of vessels	(28,805)	(3,282)
Disposals	(10,927)
Classification as asset held for sale		(28,862)
Balance as at end of period	$ 586,100	$ 657,668	$ 723,906